Deferred Income (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Deferred Revenue Arrangement [Line Items]
Deferred revenue arising from Shopper's Card Program (Note 2(m))	$ 2,300	14,327	10,662
Deferred rebate income	2,948	18,365	17,078
Deferred income		32,692	27,740